POST REPORTING EVENTS (Details) $ / shares in Units, $ in Millions	Mar. 10, 2022 USD ($) $ / shares shares	Sep. 30, 2022 $ / shares	Sep. 30, 2022 USD ($)	Jan. 13, 2022 USD ($)	Dec. 31, 2021 shares	Dec. 17, 2021 shares	Sep. 16, 2021 shares	Jun. 16, 2021 shares	Mar. 22, 2021 shares	Dec. 31, 2020 shares	Dec. 16, 2020 shares	Sep. 15, 2020 shares	Jun. 15, 2020 shares	Mar. 23, 2020 shares	Dec. 16, 2019 shares	Sep. 16, 2019 shares	Jun. 14, 2019 shares	Mar. 22, 2019 shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares) | shares						59,284,947	59,284,947	59,027,047	59,027,047		59,019,546	59,009,685	59,009,685	59,009,685	58,939,685	58,877,185	58,877,185	58,665,310
Number of shares outstanding (in shares) | shares					59,284,947	59,284,947	59,284,947	59,027,047	59,027,047	59,027,047	59,019,546	59,009,685	59,009,685	59,009,685	58,939,685	58,877,185	58,877,185	58,665,310
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Cash dividends declared (in dollars per share) | $ / shares	$ 0.1700
Estimated amount of dividend payment | $	$ 10.1
Number of shares issued (in shares) | shares	59,284,947
Number of shares outstanding (in shares) | shares	59,284,947
Major business combination | Syfan Manufacturing, Inc.
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred | $				$ 18.0
Escrow deposit | $				$ 2.5
Major business combination | Intertape Polymer Group Inc. | Clearlake Capital Group, L.P.
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred | $			$ 2,600.0
Share price (in CDN per share) | $ / shares		$ 40.50